Expenses by Nature (Details) - Schedule of expenses by nature - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Expenses By Nature Abstract
Share listing expenses	$ 70,104,989
Employee benefit expense	12,195,089	$ 11,929,425	$ 10,912,378
Change in inventory of finished goods	7,266,283	16,790,457	14,977,217
Outsourcing charges	6,401,995	9,261,580	11,434,328
Depreciation expenses on property, plant and equipment	5,897,753	6,351,561	5,277,825
Professional services expenses	5,229,184	1,171,977	184,521
Insurance expenses	862,649	25,300	35,606
Amortization expenses on intangible assets	1,687,618	2,361,009	2,897,975
Depreciation expenses on right-of-use asset	40,414	34,438	29,756
Others	1,437,146	2,392,169	3,713,715
Total expenses by nature	$ 111,123,120	$ 50,317,916	$ 49,463,321